Share-Based Compensation - Schedule of Performance Shares Valuation Assumptions (Details) - Relative shareholder return [member]		12 Months Ended
		Dec. 31, 2016 Rate	Dec. 31, 2015 Rate	Dec. 31, 2014 Rate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	[1]	31.00%	24.00%	30.00%
Dividend yield	[2]	0.00%	0.00%	0.00%
Risk-free rate	[3]	0.92%	1.04%	0.70%
Expected term	[4]	2 years 9 months	2 years 9 months	2 years 9 months

[1]	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark our executive compensation.
[2]	As dividends are assumed to be reinvested in shares of common stock and dividends will not be paid to the participants of the performance shares unless the shares vest, we utilized a dividend yield of zero percent.
[3]	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
[4]	Midpoint of the 30-calendar day period preceding the end of the performance period.